Long-term debt - Narrative (Details) $ in Millions		12 Months Ended
	Jan. 27, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 03, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt issued		$ 295.0	$ 1,161.0	$ 411.0
Minimum acquisition aggregate cash consideration threshold to increase the maximum permitted net debt to EBIDTA ratio		$ 250.0
Weighted average interest rate		11.10%
Minimum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio		1.50
2025
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.75
2025 | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio	3.75
Second Year
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.25
Second Year | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio	3.25
Later than eight fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of principal advance required to be repaid each year of the term of the agreement		50.00%
Credit facility
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		$ 1,895.0	$ 1,955.0		$ 2,000.0
Effective interest rate		6.50%	7.50%
Percentage of principal advance required to be repaid each year of the term of the agreement		1.25%
Revolving component
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		$ 800.0	$ 800.0		$ 800.0
Fixed interest rate					7.17%
Term loan components
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility		$ 1,095.0	$ 1,155.0		$ 1,200.0
Effective interest rate		2.60%